Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Unrealized Risk Management Positions

Summary of Unrealized Risk Management Positions

	June 30, 2018			December 31, 2017
	Risk Management			Risk Management
As at	Asset	Liability	Net	Asset	Liability	Net
Crude Oil	30	837	(807)	63	1,031	(968)
Interest Rate	16	-	16	2	20	(18)
Total Fair Value	46	837	(791)	65	1,051	(986)

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at	June 30, 2018	December 31, 2017
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(791)	(986)

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities from January 1 to June 30:

	2018	2017
Fair Value of Contracts, Beginning of Year	(986)	(291)
Fair Value of Contracts Realized During the Period (1)	1,166	(60)
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Period	(921)	(471)
Unamortized Premium on Put Options	-	37
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(50)	9
Fair Value of Contracts, End of Period	(791)	166

(1)Includes realized loss of $nil (2017 – $16 million) related to the Conventional segment which is included in discontinued operations.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per bbl	(269)	215
WTI Option Volatility	± five percent	(100)	95
U.S. to Canadian Dollar Foreign Exchange Rate Option Volatility	± five percent	9	(33)

Summary of Earnings Impact of (Gains) Losses from Risk Management Positions

D) Earnings Impact of (Gains) Losses From Risk Management Positions

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2018	2017	2018	2017
Realized (Gain) Loss (1)	697	(155)	1,166	(76)
Unrealized (Gain) Loss (2)	(122)	(132)	(261)	(411)
(Gain) Loss on Risk Management From Continuing Operations	575	(287)	905	(487)
(1)

Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates. Excludes realized risk management losses of $nil in the six months ended June 30, 2018 (six months ended June 30, 2017 – $16 million) that were classified as discontinued operations.

(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.